Balance Sheet Impact of Net Unrealized Gains on Securities - Components of the net unrealized gain on securities included in AOCI (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities [Abstract]
Fixed maturities, Available for sale, Amortized Cost	$ 30,058	$ 27,310
Equity securities, Available for sale, Amortized Cost	479	447
Fixed maturities, Available for sale, Fair Value	31,223	28,020
Equity securities, Available for sale, Fair Value	593	495
Deferred policy acquisition costs	943	997	$ 954	$ 580
Annuity benefits accumulated	(33,316)	(29,907)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	722	420
Deferred tax on unrealized gain	(152)	(147)
Net unrealized gain, after tax (included in AOCI)	570	273
Fixed maturities
Available-for-sale Securities [Abstract]
Fixed maturities, Available for sale, Amortized Cost	30,058	27,310
Fixed maturities, Available for sale, Fair Value	31,223	28,020
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	1,165	710
Equity securities
Available-for-sale Securities [Abstract]
Equity securities, Available for sale, Amortized Cost	479	447
Equity securities, Available for sale, Fair Value	593	495
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	114	48
Deferred policy acquisition costs
Available-for-sale Securities [Abstract]
Deferred policy acquisition costs	943	997
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	(433)	(273)
Annuity benefits accumulated
Available-for-sale Securities [Abstract]
Annuity benefits accumulated	(33,316)	(29,907)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	(137)	(78)
Unearned revenue (included in other liabilities)
Available-for-sale Securities [Abstract]
Unearned revenue (included in other liabilities)	(20)	(23)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	13	13
Excluding Unrealized Gains
Available-for-sale Securities [Abstract]
Deferred policy acquisition costs	1,365	1,262	$ 1,188	$ 1,105
Excluding Unrealized Gains | Fixed maturities
Available-for-sale Securities [Abstract]
Fixed maturities, Available for sale, Amortized Cost	30,058	27,310
Excluding Unrealized Gains | Equity securities
Available-for-sale Securities [Abstract]
Equity securities, Available for sale, Amortized Cost	479	447
Excluding Unrealized Gains | Deferred policy acquisition costs
Available-for-sale Securities [Abstract]
Deferred policy acquisition costs	1,376	1,270
Excluding Unrealized Gains | Annuity benefits accumulated
Available-for-sale Securities [Abstract]
Annuity benefits accumulated	(33,179)	(29,829)
Excluding Unrealized Gains | Unearned revenue (included in other liabilities)
Available-for-sale Securities [Abstract]
Unearned revenue (included in other liabilities)	$ (33)	$ (36)